Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Medium-term notes issued	£ 26,326	£ 26,510
Covered bonds	12,527	14,240
Certificates of deposit	3,691	1,607
Securitisation notes	3,496	2,806
Commercial paper	15,332	9,052
Debt instruments issued	61,372	54,215
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Medium-term notes issued	4,904	5,133
Covered bonds	0	0
Certificates of deposit	0	0
Securitisation notes	25	26
Commercial paper	0	0
Debt instruments issued	4,929	5,159
At amortised costs
Disclosure of financial liabilities [line items]
Medium-term notes issued	21,422	21,377
Covered bonds	12,527	14,240
Certificates of deposit	3,691	1,607
Securitisation notes	3,471	2,780
Commercial paper	15,332	9,052
Debt instruments issued	£ 56,443	£ 49,056